Expense Example {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Investor Class PRO-10 - Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906